Disclosure of sensitivity analysis for impairment charges (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Discount rate [Member]
Statement [Line Items]
Sensitivity analysis, confidence interval	1.00%
Gold price [Member]
Statement [Line Items]
Sensitivity analysis, confidence interval	10.00%
Foreign exchange MXN [Member]
Statement [Line Items]
Sensitivity analysis, confidence interval	10.00%
Foreign exchange CAD [Member]
Statement [Line Items]
Sensitivity analysis, confidence interval	10.00%
San Dimas [Member] | Discount rate [Member]
Statement [Line Items]
Value at risk, impact on impairment charge	$ 29,000
San Dimas [Member] | Gold price [Member]
Statement [Line Items]
Value at risk, impact on impairment charge	88,000
San Dimas [Member] | Foreign exchange MXN [Member]
Statement [Line Items]
Value at risk, impact on impairment charge	46,000
Black Fox Complex [Member] | Discount rate [Member]
Statement [Line Items]
Value at risk, impact on impairment charge	2,000	$ 12,000
Black Fox Complex [Member] | Gold price [Member]
Statement [Line Items]
Value at risk, impact on impairment charge	39,000	70,000
Black Fox Complex [Member] | Foreign exchange CAD [Member]
Statement [Line Items]
Value at risk, impact on impairment charge	$ 37,000	$ 55,000